CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Jun. 30, 2017
Current assets
Cash and cash equivalents	$ 219,586	$ 44,284
Restricted cash	0	13,276
Trade and other receivables	78,262,710	81,327,991
Inventories	5,259,262	5,282,737
Total current assets	83,741,558	86,668,288
Non-current assets
Property, plant and equipment, net	48,126,109	46,608,189
Land use rights	2,144,088	2,032,547
Deferred tax assets	866,193	610,473
Total Non current assets	51,136,390	49,251,209
Total assets	134,877,948	135,919,497
Current liabilities
Trade and other payables	16,927,818	13,131,216
Advances from customers	3,656,339	4,423,090
Bank borrowings	70,639,407	66,414,123
Income tax payables	199,917	187,261
Deferred tax liabilities	741,756	633,409
Dividends payable	0	35,000,000
Warrants liabilities	330,949	518,748
Total current liabilities	92,496,186	120,307,847
Total liabilities	92,496,186	120,307,847
Capital and reserves
Ordinary shares, $0.0001 par value share, 150,000,000 shares authorized 12,660,314 and 11,061,679 shares issued and outstanding at December 31, 2017 and June 30, 2017 respectively	1,266	1,106
Preferred shares, par value $0.0001 per share, 5,000,000 shares authorized; none issued or outstanding	0	0
Additional paid-in capital	50,007,410	47,959,263
Statutory reserves	7,180,500	7,180,500
Accumulated losses	(13,725,560)	(35,389,829)
Accumulated other comprehensive income	(1,081,854)	(4,139,390)
Total equity	42,381,762	15,611,650
Total liabilities and equity	$ 134,877,948	$ 135,919,497